Annual Total Returns [BarChart] - iShares Yield Optimized Bond ETF - iShares Yield Optimized Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2015	(0.96%)
Annual Return 2016	5.27%
Annual Return 2017	4.92%
Annual Return 2018	(1.36%)
Annual Return 2019	12.62%
Annual Return 2020	4.22%